Derivative instruments and hedging activities (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
			U.S. $ in thousands
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$207	$63	$62,627	$11,001
Assets derivatives-Foreign exchange contracts, designated as cash flow hedge	Other current assets	479	315	49,980	25,045
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(162)	(388)	29,348	92,929
Liability derivatives - Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(19)	(326)	9,555	45,262
		$505	$(336)	$151,510	$174,237